INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 4        INTANGIBLE ASSETS AND GOODWILL

Intangible Assets

The Company’s intangible assets consist of the following:

	December 31, 2024			September 30, 2024
	Trademarks	Customer Relationships	Total Intangible Assets	Trademarks	Customer Relationships	Total Intangible Assets
Gross carrying amount	$585,000	$1,390,000	$1,975,000	$585,000	$1,390,000	$1,975,000
Less accumulated amortization	(252,000)	(1,096,000)	(1,348,000)	(242,000)	(1,053,000)	(1,295,000)
Net carrying amount	$333,000	$294,000	$627,000	$343,000	$337,000	$680,000

The Company’s intangible assets resulted from the acquisitions of Kablooe and IPS in Fiscal 2020 and Fiscal 2018, respectively, and relate to the design segment of our business. Intangible assets are amortized over their expected useful lives of 15 years for the trademarks and eight years for the customer relationships. Amortization expense related to intangible assets was $53,000 for the three months ended December 31, 2024 and 2023, which is included in general and administrative expenses on the condensed consolidated statements of operations.

At December 31, 2024, estimated amortization expense for the Company’s intangible assets is as follows:

Remainder of Fiscal 2025	$160,000
Fiscal 2026	121,000
Fiscal 2027	82,000
Fiscal 2028	78,000
Fiscal 2029	39,000
Fiscal 2030	39,000
Thereafter	108,000
Total	$627,000

Goodwill

Goodwill represents the future economic benefits of assets acquired in a business combination that are not individually identified or separately recognized. The Company’s goodwill resulted from the acquisitions of Kablooe and IPS in Fiscal 2020 and Fiscal 2018, respectively. The goodwill associated with the IPS acquisition is not deductible for tax purposes, but the goodwill associated with the Kablooe acquisition is deductible for tax purposes. All of the Company’s goodwill is held under the design segment of our business.

In December 2024, IPS was notified by its largest customer of its plan to discontinue its insulin patch pump program, on which IPS was working, and was beginning to wind down all activities related to it. Revenue from this customer (all of which related to this program) represented more than 30% of the Company’s consolidated net revenues in fiscal 2024. Due to the historically high concentration of revenue with this customer, the loss of its business was considered a triggering event which prompted the Company to evaluate the goodwill of the IPS reporting unit. Management concluded an impairment was more likely than not to have occurred and performed a quantitative goodwill impairment test for the IPS reporting unit at December 31, 2024. Using primarily an income approach methodology, the fair value of the IPS reporting unit was estimated using a discounted cash flow analysis incorporating variables categorized within Level 3 of the fair value hierarchy such as projected revenues, growth rate and discount rate. The quantitative testing indicated the carrying amount of the IPS reporting unit exceeded its fair value, resulting in a goodwill impairment charge of $225,000 in the three months ended December 31, 2024, primarily driven by a reduction in the expected future performance of the IPS reporting unit.

Below is a rollforward of goodwill for the design segment, the only reportable segment with goodwill:

Balance at September 30, 2024	$1,559,000
Impairment of IPS reporting unit	(225,000)
Balance at December 31, 2024	$1,334,000

NOTE 4         INTANGIBLE ASSETS AND GOODWILL

Intangible Assets

The Company’s intangible assets consist of the following:

	September 30, 2024			September 30, 2023
	Trademarks	Customer Relationships	Total Intangible Assets	Trademarks	Customer Relationships	Total Intangible Assets

Gross carrying amount	$585,000	$1,390,000	$1,975,000	$585,000	$1,390,000	$1,975,000
Less accumulated amortization	(242,000)	(1,053,000)	(1,295,000)	(203,000)	(879,000)	(1,082,000)
Net carrying amount	$343,000	$337,000	$680,000	$382,000	$511,000	$893,000

The Company’s intangible assets resulted from the acquisitions of Kablooe and IPS in Fiscal 2020 and Fiscal 2018, respectively, and relate to the design segment of our business. Intangible assets are amortized over their expected useful lives of 15 years for the trademarks and eight years for the customer relationships. During Fiscal 2024 and Fiscal 2023, the Company recorded amortization expense related to intangible assets of $213,000, which is included in general and administrative expenses in the Company’s consolidated statements of operations.

At September 30, 2024, estimated amortization expense for the Company’s intangible assets for each of the next five years and thereafter is as follows:

Fiscal 2025	$213,000
Fiscal 2026	121,000
Fiscal 2027	81,000
Fiscal 2028	78,000
Fiscal 2029	39,000
Thereafter	148,000
Total	$680,000

Goodwill

Goodwill represents the future economic benefits of assets acquired in a business combination that are not individually identified or separately recognized. The Company’s goodwill resulted from the acquisitions of Kablooe and IPS in Fiscal 2020 and Fiscal 2018, respectively and are held under the design segment of our business. The goodwill associated with the IPS acquisition is not deductible for tax purposes, but the goodwill associated with the Kablooe acquisition is deductible for tax purposes.

Due to historical losses of the Kablooe reporting unit, the Company elected to bypass the qualitative assessment and perform quantitative goodwill impairment testing for the Kablooe reporting unit at September 30, 2024. Using an income approach methodology, the fair value of the Kablooe reporting unit was estimated with a discounted cash flow analysis incorporating variables categorized within level 3 of the fair value hierarchy such as projected revenues, growth rate and discount rate. This quantitative testing indicated the carrying amount of the Kablooe reporting unit exceeded its fair value, resulting in a goodwill impairment charge of $200,000 in fiscal 2024, primarily driven by a reduction in the expected future performance of the Kablooe reporting unit.

The Company performed the annual goodwill impairment test for Fiscal 2023 and determined there was no impairment.

Below is the rollforward of goodwill for the design segment, the only reportable segment with goodwill:

Balance at September 30, 2023	$1,759,000

Impairment of Kablooe reporting unit	(200,000)

Balance September 30, 2024	$1,559,000